UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Charlemagne Capital Limited

Address:   St. Mary's Court
           20 Hill Street
           Douglas
           Isle of Man
           IM1 1EU
           British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond              British Isles              May 5, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $215,791
                                        (thousands)


List of Other Included Managers:

No.      Form 13F File Number            Name

1.       28-11145                        Charlemagne Capital (IOM) Limited

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                                                       FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                              TITLE                          VALUE    SHRS OR   SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MGRS     SOLE   SHARED  NONE
--------------                --------          -----       --------  -------   ---  ----   ----------  ----     ----   ------  ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105   20,243      747,121  SH          DEFINED     1      747,121
BANCO SANTANDER CHILE NEW     SP ADR REP COM    05965X109      583       17,005  SH          DEFINED     1       17,005
BARCLAYS BK PLC               IPMS INDIA ETN    06739F291      178        5,865  SH          DEFINED     1        5,865
CEMEX SAB DE CV               SPON ADR NEW      151290889      642      102,861  SH          DEFINED     1      102,861
CHINA LIFE INS CO LTD         SPON ADR REP H    16939P106      237        4,800  SH          DEFINED     1        4,800
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109    8,005      184,011  SH          DEFINED     1      184,011
CHUNGHWA TELECOM CO LTD       SPONS ADR NEW 09  17133Q403      612       33,614  SH          DEFINED     1       33,614
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203      386        8,112  SH          DEFINED     1        8,112
COMPANHIA SIDERURGICA NACION  SPONSORED ADR     20440W105      245       16,525  SH          DEFINED     1       16,525
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD      204412100   25,594    2,239,188  SH          DEFINED     1    2,239,188
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104      644       26,844  SH          DEFINED     1       26,844
CREDICORP LTD                 COM               G2519Y108      604       12,865  SH          DEFINED     1       12,865
CTC MEDIA INC                 COM               12642X106    1,784      387,055  SH            SOLE     NONE    387,055
CTC MEDIA INC                 COM               12642X106    2,098      455,078  SH          DEFINED     1      455,078
ENERSIS S A                   SPONSORED ADR     29274F104      794       52,525  SH          DEFINED     1       52,525
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106    5,658      223,603  SH          DEFINED     1      223,603
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B        400506101      632       34,603  SH          DEFINED     1       34,603
GREAT BASIN GOLD LTD          COM               390124105      984      772,566  SH          DEFINED     1      772,566
GRUPO TELEVISA SA DE CV       SP ADR REP ORD    40049J206    9,240      676,927  SH          DEFINED     1      676,927
ICICI BK LTD                  ADR               45104G104      105        7,931  SH          DEFINED     1        7,931
ISHARES INC                   MSCI MALAYSIA     464286830    1,349      192,933  SH          DEFINED     1      192,933
KB FINANCIAL GROUP INC        SPONSORED ADR     48241A105    2,111       87,095  SH          DEFINED     1       87,095
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109   10,740      358,063  SH            SOLE     NONE    358,063
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109   22,881      762,827  SH          DEFINED     1      762,827
NICE SYS LTD                  SPONSORED ADR     653656108    1,670       67,096  SH          DEFINED     1       67,096
NII HLDGS INC                 NOTE 3.125% 6/1   62913FAJ1    2,817    3,972,000  PRN         DEFINED     1    3,972,000
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109    7,973    1,214,430  SH            SOLE     NONE  1,214,430
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109   14,360    2,187,315  SH          DEFINED     1    2,187,315
PETROCHINA CO LTD             SPONSORED ADR     71646E100    3,933       49,292  SH          DEFINED     1       49,292
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101   28,814    1,175,382  SH          DEFINED     1    1,175,382
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408      881       28,849  SH          DEFINED     1       28,849
SILICONWARE PRECISION INDS L  SPONSD ADR SPL    827084864      244       42,195  SH          DEFINED     1       42,195
SK TELECOM LTD                SPONSORED ADR     78440P108    3,260      210,823  SH          DEFINED     1      210,823
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209   31,607      700,967  SH          DEFINED     1      700,967
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW      900111204    3,882      316,646  SH          DEFINED     1      316,646
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